COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum royalty payments
2024	$1,363
2025	674
2026	13
Total lease payments	2,050
Less: imputed interest	(147)
Present value of future lease payments	1,903
Less: current maturities of operating leases	(1,296)
Non-current operating leases	$607
Weighted-average remaining lease term (in years)	1.92
Weighted-average discount rate	9.21%